Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000198632 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000198632 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000198632 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000198632 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198632 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198632 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000198632 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000198632 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000198632 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198632 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000198632 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000198632 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000198632 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000198632 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198632 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000198632 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000198632 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000198632 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000198632 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000198632 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000198632 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000198632 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000227916 [Member] | Vertiv Holdings Company Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227916 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000227916 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227916 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227916 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227916 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227916 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227916 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227916 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000227916 [Member] | EchoStar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000227916 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227916 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000227916 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000227916 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000227916 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000227916 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000227916 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000227916 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000227916 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000227916 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227916 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000227917 [Member] | Vertiv Holdings Company Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227917 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000227917 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227917 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227917 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227917 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227917 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227917 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227917 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000227917 [Member] | EchoStar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000227917 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227917 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000227917 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000227917 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000227917 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000227917 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000227917 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000227917 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000227917 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000227917 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227917 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000227914 [Member] | Vertiv Holdings Company Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227914 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000227914 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227914 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227914 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227914 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227914 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227914 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227914 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000227914 [Member] | EchoStar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000227914 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227914 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000227914 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000227914 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000227914 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000227914 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000227914 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000227914 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000227914 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000227914 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227914 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000227913 [Member] | Vertiv Holdings Company Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227913 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000227913 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227913 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227913 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227913 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227913 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227913 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227913 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000227913 [Member] | EchoStar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000227913 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227913 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000227913 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000227913 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000227913 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000227913 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000227913 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000227913 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000227913 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000227913 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227913 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000227915 [Member] | Vertiv Holdings Company Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227915 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000227915 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227915 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227915 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227915 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227915 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227915 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227915 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000227915 [Member] | EchoStar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000227915 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227915 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000227915 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000227915 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000227915 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000227915 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000227915 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000227915 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000227915 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000227915 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227915 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000236691 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236691 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236691 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236691 [Member] | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236691 [Member] | Zimmer Biomet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236691 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236691 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236691 [Member] | LyondellBasell Industries NV Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236691 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236691 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236691 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236691 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000236691 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000236691 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236691 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000236691 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000236691 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000236691 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000236691 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000236691 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000236691 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000236695 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236695 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236695 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236695 [Member] | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236695 [Member] | Zimmer Biomet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236695 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236695 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236695 [Member] | LyondellBasell Industries NV Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236695 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236695 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236695 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236695 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000236695 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000236695 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236695 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000236695 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000236695 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000236695 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000236695 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000236695 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000236695 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000236694 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236694 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236694 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236694 [Member] | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236694 [Member] | Zimmer Biomet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236694 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236694 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236694 [Member] | LyondellBasell Industries NV Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236694 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236694 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236694 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236694 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000236694 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000236694 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236694 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000236694 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000236694 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000236694 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000236694 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000236694 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000236694 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000236693 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236693 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236693 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236693 [Member] | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236693 [Member] | Zimmer Biomet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236693 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236693 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236693 [Member] | LyondellBasell Industries NV Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236693 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236693 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236693 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236693 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000236693 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000236693 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236693 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000236693 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000236693 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000236693 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000236693 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000236693 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000236693 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000247102 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000247102 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000247102 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000247102 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000247102 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000247102 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000247102 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000247102 [Member] | Cie Financiere Richemont SA A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000247102 [Member] | Marsh And McLennan Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000247102 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000247102 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000247102 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000247102 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000247102 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000247102 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000247102 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000247102 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000247102 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000247102 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000247102 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000247102 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000247102 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000247102 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000247102 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000247102 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000247102 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000247102 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.50%
C000247102 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000251888 [Member] | Endeavour Mining PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000251888 [Member] | Teck Resources Ltd Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000251888 [Member] | Danske Bank A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000251888 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000251888 [Member] | Vallourec SACA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251888 [Member] | Saipem SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251888 [Member] | Methanex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251888 [Member] | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251888 [Member] | Euronext NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000251888 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000251888 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000251888 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000251888 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000251888 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000251888 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000251888 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000251888 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000251888 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000251888 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000251888 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000251888 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000251888 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000251888 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251888 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000251888 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000251888 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000251888 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000251888 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251888 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000251888 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251888 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000251887 [Member] | Endeavour Mining PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000251887 [Member] | Teck Resources Ltd Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000251887 [Member] | Danske Bank A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000251887 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000251887 [Member] | Vallourec SACA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251887 [Member] | Saipem SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251887 [Member] | Methanex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251887 [Member] | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251887 [Member] | Euronext NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000251887 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000251887 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000251887 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000251887 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000251887 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000251887 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000251887 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000251887 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000251887 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000251887 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000251887 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000251887 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000251887 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000251887 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251887 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000251887 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000251887 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000251887 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000251887 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251887 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000251887 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251887 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000251891 [Member] | Endeavour Mining PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000251891 [Member] | Teck Resources Ltd Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000251891 [Member] | Danske Bank A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000251891 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000251891 [Member] | Vallourec SACA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251891 [Member] | Saipem SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251891 [Member] | Methanex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251891 [Member] | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251891 [Member] | Euronext NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000251891 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000251891 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000251891 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000251891 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000251891 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000251891 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000251891 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000251891 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000251891 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000251891 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000251891 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000251891 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000251891 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000251891 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251891 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000251891 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000251891 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000251891 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000251891 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251891 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000251891 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251891 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000251890 [Member] | Endeavour Mining PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000251890 [Member] | Teck Resources Ltd Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000251890 [Member] | Danske Bank A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000251890 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000251890 [Member] | Vallourec SACA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251890 [Member] | Saipem SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251890 [Member] | Methanex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251890 [Member] | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251890 [Member] | Euronext NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000251890 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000251890 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000251890 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000251890 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000251890 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000251890 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000251890 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000251890 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000251890 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000251890 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000251890 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000251890 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000251890 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000251890 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251890 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000251890 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000251890 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000251890 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000251890 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251890 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000251890 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251890 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000251889 [Member] | Endeavour Mining PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000251889 [Member] | Teck Resources Ltd Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000251889 [Member] | Danske Bank A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000251889 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000251889 [Member] | Vallourec SACA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251889 [Member] | Saipem SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251889 [Member] | Methanex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251889 [Member] | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251889 [Member] | Euronext NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000251889 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000251889 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000251889 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000251889 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000251889 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000251889 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000251889 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000251889 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000251889 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000251889 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000251889 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000251889 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000251889 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000251889 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251889 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000251889 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000251889 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000251889 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000251889 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251889 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000251889 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251889 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%